BACKGROUND - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended			12 Months Ended
	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021	Sep. 20, 2021 USD ($) day manager $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Schedule of Organization And Business Operations Plan [Line Items]
Payments of transaction expenses | $				$ 30,099
Warrant, trading days | day				20
Warrant, consecutive trading days | day				30
Warrants and Rights Outstanding, Term				5 years
Warrants held by Nerdy Inc.	22,000	22,000			22,000	22,000	22,000	22,000
Shares agreed to forfeit if threshold not achieved (in shares)				8,000
Earnouts held by Nerdy Inc.	36,000	36,000			36,000	36,000		36,000
Earnout Shares
Schedule of Organization And Business Operations Plan [Line Items]
Shares agreed to forfeit if threshold not achieved (in shares)				8,000,000
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date				5 years
Common Stock, conversion basis for earnout				1
Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	150,941,000	149,900,000		79,233,000	150,941,000	149,900,000		149,900,000	149,900,000
Economic interest, LLC ownership percentage	100.00%	100.00%				100.00%
Tax Receivable Agreement | Legacy Nerdy LLC Holders
Schedule of Organization And Business Operations Plan [Line Items]
Net cash savings percentage	85.00%	85.00%			85.00%	85.00%		85.00%
Legacy Nerdy Holders
Schedule of Organization And Business Operations Plan [Line Items]
Cash consideration in reverse recapitalization | $				$ 336,846
Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Number of board managers | manager				5
Proceeds received from reverse recapitalization | $				$ 557,574
Cash received held in trust account from initial public offering | $				287,673
Payments of transaction expenses | $				$ 29,636
Outstanding, warrants (in shares)				2,052,000
Common units, outstanding (in units)				157,846,000					54,761
Number of board managers designated by Nerdy Inc. | manager				3
Number of board managers designated by holders of OpCo unit holders | manager				2
Transaction expense related to Reverse Recapitalization | $							$ 3,834	$ 29,636	$ 1,288
Nerdy LLC | Additional Paid-in Capital
Schedule of Organization And Business Operations Plan [Line Items]
Transaction expense related to Reverse Recapitalization | $								20,034
Nerdy LLC | General and administrative expenses
Schedule of Organization And Business Operations Plan [Line Items]
Transaction expense related to Reverse Recapitalization | $							$ 2,046	9,602
Nerdy LLC | Legacy Nerdy Holders
Schedule of Organization And Business Operations Plan [Line Items]
Cash considerations | $				$ 336,079
Nerdy LLC | Legacy Nerdy Holders | Loan and security agreement
Schedule of Organization And Business Operations Plan [Line Items]
Repayment of outstanding principal and interest under the LSA | $				$ 52,343
Legacy Nerdy Holders
Schedule of Organization And Business Operations Plan [Line Items]
Accrued consideration reported in other current liabilities | $		$ 767				$ 767		$ 767
Legacy Nerdy Holders | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	70,906,000	70,629,000		0	70,906,000	70,629,000		70,629,000	70,629,000
Investment owned (in shares)		11,550,000		70,613,000		11,550,000		11,550,000
Economic interest, LLC ownership percentage	47.00%	47.10%	47.10%
OpCo Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Private Placement Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Warrant To Purchase Class A Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Outstanding, warrants (in shares)				17,281,000
Redemption, Option One
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 0.01
Sale price of share to redeem outstanding warrants (in dollars per share) | $ / shares				18
Redemption, Option Two
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares				0.1
Sale price of share to redeem outstanding warrants (in dollars per share) | $ / shares				10
Class A Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)		83,913,000		83,875,000		83,913,000		83,913,000
Redemption settlement term				5 days	5 days			5 days
Class A Common Stock | Triggering Event 1
Schedule of Organization And Business Operations Plan [Line Items]
Earnout not subject to forfeiture after triggering event				33.00%
Class A Common Stock | Triggering Event 2
Schedule of Organization And Business Operations Plan [Line Items]
Earnout not subject to forfeiture after triggering event				33.00%
Class A Common Stock | Triggering Event 3
Schedule of Organization And Business Operations Plan [Line Items]
Earnout not subject to forfeiture after triggering event				33.00%
Class A Common Stock | Earnout Shares | Triggering Event 1
Schedule of Organization And Business Operations Plan [Line Items]
Closing price during earnout period (in dollars per share) | $ / shares				$ 12
Earnout, trading days | day				20
Earnout, consecutive trading days | day				30
Class A Common Stock | Earnout Shares | Triggering Event 2
Schedule of Organization And Business Operations Plan [Line Items]
Closing price during earnout period (in dollars per share) | $ / shares				$ 14
Earnout, trading days | day				20
Earnout, consecutive trading days | day				30
Class A Common Stock | Earnout Shares | Triggering Event 3
Schedule of Organization And Business Operations Plan [Line Items]
Closing price during earnout period (in dollars per share) | $ / shares				$ 16
Earnout, trading days | day				20
Earnout, consecutive trading days | day				30
Class A Common Stock | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Economic interest, LLC ownership percentage		52.90%						52.90%
Class A Common Stock | Private Placement
Schedule of Organization And Business Operations Plan [Line Items]
Sale of stock (in shares)				15,000,000
Issuance of private placement | $				$ 150,000
Class A Common Stock | FPA Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Sale of stock (in shares)				16,117,000
Class A Common Stock | FPA Financing
Schedule of Organization And Business Operations Plan [Line Items]
Sale of stock (in shares)				150,000,000
Issuance of private placement | $				$ 150,000
Class A Common Stock | Legacy Nerdy Holders | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Investment owned (in shares)				11,550,000
Conversion basis (in shares)				1
Class A Common Stock | Legacy Nerdy Holders | Nerdy Inc.
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)				79,233,000
Combined voting power, percentage				52.90%
Economic interest, Company ownership percentage	100.00%			100.00%	100.00%
Class A Common Stock | Private Placement And Public Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)				1
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Class A Common Stock | Warrant To Purchase Class A Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)				1
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Class A Common Stock | Warrant To Purchase Class A Common Stock | FPA Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Warrants issued in transaction (in shares)				3,000,000
Class A Common Stock | FPA Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)				1
Exercise price of warrants or rights (in usd per share) | $ / shares				$ 11.5
Common Class F
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, par value (in usd per share) | $ / shares				0.0001
Class B Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)		73,987,000		73,971,000		73,987,000		73,987,000
Class B Common Stock | Legacy Nerdy Holders | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)				70,613,000
Common units, outstanding (in units)	70,906,000	70,629,000			70,906,000	70,629,000		70,629,000
Economic interest, LLC ownership percentage					47.00%
Class B Common Stock | Legacy Nerdy Holders | Nerdy Inc.
Schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)		70,906,000				70,906,000		70,906,000
Class B Common Stock | OpCo Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)				1